UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Akre Capital Management, LLC

Address:  2 West Marshall Street
          P.O. Box 998
          Middleburg, Virginia 20118

13F File Number: 028-06599

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles T. Akre
Title:  Managing Member
Phone:  (540) 687-8928


Signature, Place and Date of Signing:

/s/ Charles T. Akre              Middleburg, VA             November 14, 2012
-----------------------    --------------------------    --------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               1

Form 13F Information Table Entry Total:         37

Form 13F Information Table Value Total: $1,279,132
                                           (x1000)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number          Name
---        ---------------------         -----

1.         028-13109                     Braddock Partners, LP


                                                     FORM 13F INFORMATION TABLE
COLUMN 1                  COLUMN  2         COLUMN 3    COLUMN 4     COLUMN 5          COLUMN 6    COLUMN 7        COLUMN 8

                          TITLE OF                      VALUE    SHRS OR    SH/ PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER            CLASS             CUSIP      (X$1000)  PRN AMT    PRN CALL   DISCRETION  MNGRS     SOLE      SHARED   NONE
American Tower/amt        CL A              03027X100  124,581   1,745,074  SH         Sole                  1,745,074
Apple Inc/aapl            COM               037833100   23,419      35,106  SH         Sole                     35,106
Artio Global/art          COM CL A          04315B107    1,862     625,000  SH         Sole                    625,000
Bank of America/bac       COM               060505104    7,064     800,000  SH         Sole                    800,000
Berks-Hath B/brk.b        CL B NEW          084670702   27,652     313,520  SH         Sole                    313,520
Berksh-Hath A/brk.a       CL A              084670108    7,829          59  SH         Sole                         59
CSX Corporation/csx       COM               126408103    1,060      51,061  SH         Sole                     51,061
Carmax Inc/kmx            COM               143130102   14,248     503,474  SH         Sole                    503,474
Colfax Corp/cfx           COM               194014106    7,674     209,280  SH         Sole                    209,280
Diamond Hill/dhil         COM NEW           25264R207   11,157     145,500  SH         Sole                    145,500
DirecTv/dtv               COM               25490A101   52,440   1,000,000  SH         Sole                  1,000,000
Dollar Tree/dltr          COM               256746108   72,984   1,511,366  SH         Sole                  1,511,366
Enstar/esgr               SHS               G3075P101   51,164     513,434  SH         Sole                    513,434
FactSet/fds               COM               303075105   12,535     130,000  SH         Sole                    130,000
Hartford/hig              COM               416515104   26,559   1,366,200  SH         Sole                  1,366,200
LPL Financial/lpla        COM               50213H100   42,810   1,500,000  SH         Sole                  1,500,000
Lamar Advertising/lamr    CL A              512815101   23,023     621,348  SH         Sole                    621,348
Leucadia Nat/luk          COM               527288104   38,675   1,700,000  SH         Sole                  1,700,000
Markel/mkl                COM               570535104   91,633     199,858  SH         Sole                    199,858
Mastercard/ma             CL A              57636Q104  154,980     343,270  SH         Sole                    343,270
Monro Muf-Brake/mnro      COM               610236101   14,076     400,000  SH         Sole                    400,000
Moodys Corp/mco           COM               615369105   79,848   1,807,735  SH         Sole                  1,807,735
O Reilly auto/orly        COM               67103H107   69,284     828,559  SH         Sole                    828,559
Primo Water Corp/prmw     COM               74165N105    1,575   1,500,000  SH         Sole                  1,500,000
Ross Stores/rost          COM               778296103  125,855   1,948,522  SH         Sole                  1,948,522
Sears Hldg/shld           COM               812350106   16,647     300,000  SH         Sole                    300,000
T Rowe Price/trow         COM               74144T108      216       3,405  SH         Sole                      3,405
TD Ameritrade/amtd        COM               87236Y108   48,629   3,163,900  SH         Sole                  3,163,900
TJX Cos/tjx               COM               872540109    1,860      41,520  SH         Sole                     41,520
Verisk Analytics/vrsk     COM               92345Y106   32,208     676,500  SH         Sole                    676,500
Visa/v                    COM CL A          92826C839   50,010     372,430  SH         Sole                    372,430
White River Cap/rvr       COM               96445P105    2,107      93,273  SH         Sole                     93,273
Annaly Capital/nly        COM               035710409   25,865   1,535,925  SH         Sole                  1,535,925
Enterprise Products/epd   COM               293792107      548      10,232  SH         Sole                     10,232
Hartford Financial Pfd.   DEP CONV PFD      416515708   14,235     745,285  SH         Sole                    745,285
NuStar GP Holdings/nsh    UNIT RESTG LLC    67059L102      349      10,970  SH         Sole                     10,970
Bank of America           *W EXP 01/16/201  060505146    2,471     700,000  SH         Sole                    700,000